Expense Example	Aug. 19, 2026 USD ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,240
Quadratic Deflation ETF | Quadratic Deflation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248